Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000109500 | Africa
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109500 | Asia
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000109500 | Europe
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000109500 | North America
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000109500 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000109500 | South America
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109500 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109503 | Africa
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109503 | Asia
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000109503 | Europe
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000109503 | North America
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000109503 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000109503 | South America
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109503 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109501 | Africa
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109501 | Asia
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000109501 | Europe
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000109501 | North America
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000109501 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000109501 | South America
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109501 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109502 | Africa
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109502 | Asia
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000109502 | Europe
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000109502 | North America
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000109502 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000109502 | South America
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109502 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217896 | Africa
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000217896 | Asia
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000217896 | Europe
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000217896 | North America
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000217896 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000217896 | South America
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000217896 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217897 | Africa
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000217897 | Asia
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000217897 | Europe
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000217897 | North America
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000217897 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000217897 | South America
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000217897 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%